Leases (Details)	1 Months Ended
Apr. 30, 2024 m²
Leases [Line Items]
Option to extend lease period, description	The amendment extends the lease term through February 28, 2029. This amendment also provides the Company with an option to extend the lease period by additional two years until February 28, 2031.
Hod Hasharon, Israel [Member]
Leases [Line Items]
Office space	5,500